Document And Entity Information	Jul. 06, 2021
Document Information [Line Items]
Entity, Registrant Name	InfuSystem Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Jul. 06, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35020
Entity, Tax Identification Number	20-3341405
Entity, Address, Address Line One	3851 West Hamlin Road
Entity, Address, City or Town	Rochester Hills
Entity, Address, State or Province	MI
Entity, Address, Postal Zip Code	48309
City Area Code	248
Local Phone Number	291-1210
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	INFU
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001337013